Vessels (Tables)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Schedule of Newbuildings
Movements in the six months ended June 30, 2014 maybe summarized as follows;

(in thousands of $)
Balance at December 31, 2013	26,706
Installments and newbuilding supervision fees paid	280,037
Interest capitalized	817
Transfers to Vessels	(208,513)
Balance at June 30, 2014	99,047
Movements in the six months ended June 30, 2014 maybe summarized as follows;

(in thousands of $)
Balance at December 31, 2013	262,747
Purchase of vessel	63,030
Transfer from Newbuildings	208,513
Depreciation	(6,392)
Balance at June 30, 2014	527,898